Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Successor [Member] | Allowance for Doubtful Accounts, Current [Member]
Valuation Allowance [Line Items]
Beginning Balance			$ 11	$ 6
Additions	$ 6		4	5
Net Deductions and Other			5
Ending Balance	6		10	11
Successor [Member] | Valuation Allowance of Deferred Tax Assets [Member]
Valuation Allowance [Line Items]
Beginning Balance	1,273		1,127	953
Additions	157		182	257
Net Deductions and Other	477		108	83
Ending Balance	953	$ 1,273	$ 1,201	$ 1,127
Predecessor [Member] | Allowance for Doubtful Accounts, Current [Member]
Valuation Allowance [Line Items]
Beginning Balance	22	30
Net Deductions and Other		8
Ending Balance		22
Predecessor [Member] | Valuation Allowance of Deferred Tax Assets [Member]
Valuation Allowance [Line Items]
Beginning Balance	$ 1,273	2,838
Additions		180
Net Deductions and Other		1,745
Ending Balance		$ 1,273